Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning balance	¥ 72,180	¥ 78,112
Additions	163,312	163,962
Transferred to property, plant and equipment	(167,514)	(169,894)
Ending balance	¥ 67,978	¥ 72,180